Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (24,970)	$ (21,137)	$ (69,073)	$ (14,456)
Items that may be reclassified to profit and loss
Changes in the fair value of financial assets	85	74	280	141
Exchange differences on translation of foreign operations	79	(69)	(104)	(569)
Other comprehensive (loss)/income for the period, net of tax	164	5	176	(428)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (24,806)	$ (21,132)	$ (68,897)	$ (14,884)